Comparative information 2021 - Summary of Profit Sharing and Rebates (Detail) - IFRS4 and IAS39 [Member] - Previously Reported [Member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Source Of Profit Sharing And Rebates [Line Items]
Surplus interest bonuses	€ 1
Profit appropriated to policyholders	7
Total	€ 8